Schedule of investments (Details) - USD ($)	Jan. 31, 2022	Apr. 30, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment Owned, at Cost	$ 11,261,253	$ 6,298,008
Netcapital Systems L L C [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment Owned, at Cost	48,128	48,128
Watch Party L L C [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment Owned, at Cost	235,400	235,400
Zelgor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment Owned, at Cost	1,400,000	1,400,000
Chip Brain L L C [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment Owned, at Cost	1,704,480	1,704,480
Vymedic [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment Owned, at Cost	20,000	20,000
C Reveal [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment Owned, at Cost	50,000
Hiveskill L L C [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment Owned, at Cost	2,350,000	2,350,000
Deuce Drone L L C [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment Owned, at Cost	712,500
Scan Hash L L C [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment Owned, at Cost	425,000
Ceasar Media Group Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment Owned, at Cost	500,000
Kingscrowd Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment Owned, at Cost	$ 3,815,745	$ 540,000